Summary of Significant Accounting Policies (Details) - Schedule of fair values of cash and cash equivalents, prepaid assets, accounts payable and accrued expenses - GOOD WORKS ACQUISITION CORP. [Member] - USD ($)
	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Assets:
U.S. Money Market held in Trust Account	$ 170,032,591	$ 203
U.S. Treasury Securities held in Trust Account		170,027,139
Total assets	170,032,591	170,027,342
Liabilities:
Private stock warrant liabilities	199,402	123,070
Total liabilities	199,402	123,070
Level 1 [Member]
Assets:
U.S. Money Market held in Trust Account	170,032,591	203
U.S. Treasury Securities held in Trust Account		170,027,139
Total assets	170,032,591	170,027,342
Liabilities:
Private stock warrant liabilities
Total liabilities
Level 2 [Member]
Assets:
U.S. Money Market held in Trust Account
U.S. Treasury Securities held in Trust Account
Total assets
Liabilities:
Private stock warrant liabilities
Total liabilities
Level 3 [Member]
Assets:
U.S. Money Market held in Trust Account
U.S. Treasury Securities held in Trust Account
Total assets
Liabilities:
Private stock warrant liabilities	199,402	123,070
Total liabilities	$ 199,402	$ 123,070